Retirement Benefits - Change in Benefit Obligation, Change in Plan Assets, and Funded Status (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation:
Benefit obligation at beginning of year	$ 258.6	$ 225.0
Service cost	11.3	10.5	$ 9.3
Interest cost	2.5	1.8	1.8
Actuarial (gain) loss	(44.7)	24.4
Benefits paid	(2.7)	(18.5)
Foreign currency exchange rate changes and other adjustments	9.8	15.4
Benefit obligation at end of year	234.8	258.6	225.0
Change in plan assets:
Fair value of plan assets at beginning of year	131.5	123.7
Actual return on plan assets	(10.2)	13.3
Employer contribution	5.7	3.9
Benefits paid	(2.7)	(18.5)
Foreign currency exchange rate changes and other adjustments	7.3	9.1
Fair value of plan assets at end of year	131.6	131.5	$ 123.7
Funded status	(103.2)	(127.1)
Unrecognized net actuarial loss	0.5	29.1
Unrecognized prior service cost	0.8	0.7
Net amount recognized	$ (101.9)	$ (97.3)